Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
EQUITY

5. EQUITY

Equity Issuance

During January to June 2015, the Company issued: 5,377 shares of Common Stock (valued at $10,000) to Steven Girgenti, 6,085 shares of Common Stock (valued at $10,000) to Oscar Bronsther and 6,085 shares of Common Stock (valued at $10,000) to Lowell Rush in consideration for services provided to the Board of Directors; and 1,844 shares of Common Stock (valued at $3,125) to Alvaro Pasual-Leone, 3,687 shares of Common Stock (valued at $6,250) to Josef Zihl and 1,901 shares of Common Stock (valued at $3,125) to each of Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During January to June 2015, in accordance with the terms the Consulting Agreement, the Company issued 16,485 shares of Common Stock (valued at $30,000) to Fountainhead, a related party.

During the period ended June 2015, in accordance with the terms of an investor relations advisory agreement, the Company issued 18,519 shares of Common Stock (valued at $33,333) to Acorn Management Partners.

During the period ended June 2015 Preferred D Stock, convertible into shares of Common Stock, was issued in respect of Preferred Dividends as follows: 5,745 shares of Preferred D Stock, convertible into 26,721 shares of Common Stock (valued at $57,453) to Fountainhead; 2,119 shares of Preferred D Stock, convertible into 9,856 shares of Common Stock (valued at $21,194) to Peter Zachariou; and 380 shares of Preferred D Stock, convertible into 1,767 shares of Common Stock (valued at $3,799) to Craig Kirsch.

Warrants and Options

The details of the outstanding warrants and options are as follows:

		Weighted
		average
	Number of	exercise price
STOCK WARRANTS:	shares	per share
Outstanding at December 31, 2013	1,404,599	$3.39

Granted	5,226,120	2.61
Exercised	-	-

Cancelled or expired	(719,004)	4.46

Outstanding at December 31, 2014	5,911,715	$2.57

Granted	100,000	2.56
Exercised	-	-
Cancelled or expired	(4,667)	-
Outstanding at June 30, 2015	6,007,048	$2.57

		Weighted
		average
	Number of	exercise price
STOCK OPTIONS:	shares	per share
Outstanding at December 31, 2013	5,557	$20.25

Granted	20,000	$2.00
Exercised	-	-
Cancelled or expired	-	-

Outstanding at December 31, 2014	25,557	$5.97

Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2015	25,557	$5.97

As of June 30, 2015, the weighted-average remaining contractual life of outstanding warrants and options is 1.76 and 2.69 years, respectively.

7. EQUITY

2014 Private Placement Offering

On January 2, January 31, February 28, March 31, and April 25, 2014 the Company completed five separate closings (the “Closings” of an offering (the “Offering”) of Units comprising shares of common stock (“Common Stock”) (collectively, the “Shares” and individually, a “Share”) and Series A and Series B Warrants (collectively, the “Warrants”) (collectively, the “Units”) to accredited investors (the “Investors”) in a private placement. The Closings comprised the sale of an aggregate of $5,000,000 in the Units), which were issued pursuant to five separate Securities Purchase Agreements between the Company and the Investors in each of the four Closings. In the aggregate, the Company issued 2,777,808 shares of Common Stock, Series A Warrants to purchase an aggregate of 1,388,919 shares of Common Stock and Series B Warrants to purchase an aggregate of 1,388,919 shares of Common Stock.

Each Unit was priced at $1.80 and comprised of one share of Common Stock, a Series A warrant (the “Series A Warrants”) and a series B warrant (the “Series B Warrants”). The Series A Warrants were detachable and were exercisable over a three-year term and were issued with respect to the purchase of a number of shares of Common Stock equal to 50% of the number of Shares purchased by such investor at an exercise price per share of $2.05. The Series B Warrants were detachable and were exercisable over a three-year term and were issued with respect to the purchase of a number of shares of Common Stock equal to 50% of the number of Shares purchased by such investor at an exercise price per share of $3.08. The Warrants are subject to adjustment for stock splits, stock dividends or recapitalizations.

Also on January 2, 2014, Fountainhead exchanged an aggregate of $1,426,542 of consulting fees owed to it by the Company for the Units issued in the Offering. In the aggregate, the Company issued to Fountainhead 792,523 shares of Common Stock, Series A Warrants to purchase an aggregate of 396,262 shares of Common Stock and Series B Warrants to purchase an aggregate of 396,262 shares of Common Stock.

Based on the subscription terms applicable to the holders of the Company’s previously-issued Series C Convertible Preferred Stock, such holders were given the option of exchanging their investment in such unconverted Series C Convertible Preferred Stock and the related warrants into the securities which are the subject of the Offering, based on the amount of their investment in the Series C Convertible Preferred Stock and the related warrants. On February 24, 2014, the holders of 15.15 shares of Series C Convertible Preferred Stock (representing an aggregate investment of $757,700) exchanged their Series C Convertible Preferred Stock and related warrants for an aggregate of 420,838 shares of Common Stock, Series A Warrants to purchase an aggregate of 210,419 shares of Common Stock and Series B Warrants to purchase an aggregate of 210,419 shares of Common Stock.

Under the terms of the Placement Agent agreement with Garden State Securities, Inc. (“GSS”) (see Note 12), the Company issued an aggregate of 402,033 Placement Agent Warrants, on almost identical terms to the Series A Warrants.

The Series A Warrants and Placement Agent Warrants carried anti-dilution rights (which arose in the event the Company sold securities at a price below $2.05 within one year of the date that the initial Registration Statement has been declared effective by the SEC). Effective May 15, 2014 these anti-dilution rights were waived for all but 34,723 of the Series A Warrants and for all of the Placement Agent Warrants. Accordingly, 34,723 shares of Common Stock are subject to anti-dilution and are recorded as a derivative liability in accordance with the guidance contained in ASC 815-40-15-7D (see Notes 2 and 9)

Other Equity Transactions

During January to December 2014, the Company issued: 8,516 shares of Common Stock (valued at $20,000) to Steven Girgenti, 8,939 shares of Common Stock (valued at $20,000) to Oscar Bronsther and 8,435 shares of Common Stock (valued at $18,750) to Lowell Rush in consideration for services provided to the Board of Directors; and 2,720 shares of Common Stock (valued at $6,250) to Alvaro Pasual-Leone, 5,441 shares of Common Stock (valued at $12,500) to Josef Zihl and 2,793 shares of Common Stock (valued at $6,250) to each of Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

During January to December 2014, in accordance with the terms the Consulting Agreement, the Company issued 27,368 shares of Common Stock (valued at $60,000) to Fountainhead.

During January 2014, the Company issued 3,000 and 2,000 shares respectively of Common Stock (valued at $5,400 and $3,600 respectively) to Del Mar Consulting Group, LLC and Alex Partners respectively under the terms of their advisory amendment agreements.

On March 11, 2014 the Company entered into an Amendment Agreement with GSS. Under the Amendment Agreement, the Company agreed to issue 30,000 shares of Common Stock (valued at $66,000) on the date of the Amendment Agreement in respect of the period January to December 2014, rather than 7,500 shares per month under the original agreement.

During March 2014, in accordance with the terms of an investor relations advisory agreement, the Company issued 2,500 shares of Common Stock (valued at $4,700) to J and M Group, LLC.

During June to December 2014, in accordance with the terms of an investor relations advisory agreement, the Company issued 27,000 shares of Common Stock (valued at $62,820) to Hayden IR, LLC.

On August 5, 2014, the Company entered into a series of agreements with Fountainhead, along with certain other related and non- related parties (together, the “Fountainhead Parties”), to exchange all of the parties’ $2,355,587 of debt into an equivalent amount of Company preferred equity. Under the terms of the exchange, the Fountainhead Parties received 235,590 of newly-issued Company Series D Convertible Preferred shares (“Series D”) that are convertible into Company Common Shares at a price of $2.15. The Series D carry a cumulative preferred dividend of 7% per annum, payable in cash or Series D at the Company’s option. On the second (2nd) anniversary of the date of issuance of the Series D, the dividend rate is increased to 12% per annum. The Company is able to redeem the Series D at par at any time, at its sole option. The Fountainhead Parties will receive a number of warrants equivalent to 75% of the Company Common Shares issuable on conversion of the Series D, exercisable at $3.08 per share for a period of three (3) years from the date of issuance. If the Series D has not then been redeemed or converted within three years from date of issuance, the Fountainhead Parties will receive additional warrants equivalent to 50% of the shares of the Company Common Shares issuable on conversion of the Series D that they then hold, exercisable at the then market price.

In August 2014, Fountainhead entered into an agreement with the Company preventing it from selling any Vycor Shares currently held by Fountainhead below $4.50. In return, the Company agreed to extend the life of certain of Fountainhead’s existing warrants expiring in 2015 to the same 3-year term as the warrants issued under the exchange of Fountainhead debt into Company Preferred Shares. The fair value of the extended terms was determined, using Black-Scholes, and recorded on the balance sheet, and the difference between fair value of the extended terms and of the existing terms of $146,488 was recognized in the income statement as loss on extension of warrants.